Debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 75,418,859	₩ 63,612,096
Discount on debt securities issued	(109,067)	(122,161)
Gain(Loss) on fair value hedges	53,572	(262,236)
In won
Debt securities issued [Line Items]
Debt securities issued, gross	64,871,238	55,061,617
Discount on debt securities issued	(66,334)	(84,962)
Gain(Loss) on fair value hedges	₩ (87,692)	₩ (206,985)
In won | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	8.00%	8.00%
Minimum interest rate	0.71%	0.00%
Debt securities issued, gross	₩ 60,501,093	₩ 50,661,472
In won | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	4.60%	4.60%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 4,370,145	₩ 4,400,145
In won | Gain (loss) on fair value hedges
Debt securities issued [Line Items]
Gain(Loss) on fair value hedges	(87,692)	(206,985)
In won | Discount on debt securities issued
Debt securities issued [Line Items]
Discount on debt securities issued	(66,334)	(84,962)
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	10,547,621	8,550,479
Discount on debt securities issued	(42,733)	(37,199)
Gain(Loss) on fair value hedges	₩ 141,264	₩ (55,251)
In foreign currency | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	7.59%	4.01%
Minimum interest rate	0.01%	0.20%
Debt securities issued, gross	₩ 6,750,085	₩ 6,278,680
In foreign currency | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	5.10%	5.00%
Minimum interest rate	3.34%	3.75%
Debt securities issued, gross	₩ 3,797,536	₩ 2,271,799
In foreign currency | Gain (loss) on fair value hedges
Debt securities issued [Line Items]
Gain(Loss) on fair value hedges	141,264	(55,251)
In foreign currency | Discount on debt securities issued
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (42,733)	₩ (37,199)